Revenues: (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about concession income [Table Text Block]
Below is the table for Airplan concession income for the period October 19, 2017 to December 31, 2017:

Income associated with intangible compulsory works (i)	Ps	35,154
Income associated with intangible complementary works (ii)		152,140
	Ps	187,294

(i)	Compulsory works. These are the works that the concessionaire undertakes to execute in compliance with the Airport Adjustment and Modernization Plan.

(ii)	Complementary works. These are the works that are not part of the Adequacy and Modernization Plan but are executed at the proposal of the concessionaire, or at the request of the grantors.

Disclosure of detailed information regarding different sources of commercial revenue [Table Text Block]
The following table sets forth the revenue from commercial activities for the years indicated.

	Year ended of December 31,

	2015		2016		2017
Commercial revenues:
Retail stores	Ps	712,647	Ps	904,465	Ps	1,194,772
Duty free shops		531,311		640,793		881,705
Food and beverage		334,685		439,101		609,304
Advertising revenues		121,860		122,941		139,545
Car rental companies		161,937		221,100		379,162
Banking and currency exchange services		69,036		86,780		97,311
Teleservices		8,242		10,869		12,973
Ground transportations		2,522		2,562		5,729
Other services		153,986		217,523		325,296
Access fees on non-permanent ground transportation		38,476		42,917		47,756
Car parking and related access fees		75,846		83,493		183,977

Total commercial revenues (*)	Ps	2,210,548	Ps	2,772,544	Ps	3,877,530

(*) This line includes the concepts of access fees and car parking.

Disclosure of detailed information regarding minimum future lease income receivable [Table Text Block]	For the years ended December 31:
2018	Ps	3,986,487
2019		2,584,950
2020		2,358,698
2021		2,054,600
2022 to 2027		11,100,288

Total	Ps	22,085,023

Airports Law and Regulations [Member]
Disclosure of detailed information on revenue [text block]
The Company's income at December 31, 2015, 2016 and 2017, using the classifications established in the Mexican Airports Law and Regulations, is as follows:

	January 1 to December 31,

	2015		2016		2017
Regulated services:
Airport services (*)	Ps	4,115,738	Ps	4,762,538	Ps	6,743,831

Non-regulated services:
Access fees on non-permanent ground transportation		38,476		42,917		47,756
Car parking and related access fees		75,846		83,493		183,977
Other access fees		4,879		8,634		11,130
Commercial services (**)		2,096,226		2,646,134		3,645,797
Other services		82,725		92,821		113,111

Total non-regulated services (***)		2,298,152		2,873,999		4,001,771

Construction services		2,580,707		2,116,954		1,844,216

Total	Ps	8,994,597	Ps	9,753,491	Ps	12,589,818

(*)
In 2017, this line in the statement of income includes regulated services from Aerostar of Ps.939,042 and from Airplan of Ps.225,693, once they were incorporated into the Company's financial statements as of June 1, 2017 and October 19, 2017, respectively.

(**)	Commercial revenues do not include access fees and car parking.

(***)	This line, in the statement of income, includes the items of complementary and airport services that amount to a total of Ps.193,789, Ps.230,344 and Ps.259,612 in 2015, 2016 and 2017, respectively.